Subsequent Events (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 04, 2016	Dec. 31, 2015	Dec. 31, 2013
Ultra-Handymax Vessels
Subsequent Event [Line Items]
Daily management fee		$ 4,000	$ 4,650
Panamax Vessels
Subsequent Event [Line Items]
Daily management fee		4,100	4,550
Capesize Vessels
Subsequent Event [Line Items]
Daily management fee		5,100	$ 5,650
Container Vessels of TEU 6,800
Subsequent Event [Line Items]
Daily management fee		6,500
Container Vessels of more than TEU 8,000
Subsequent Event [Line Items]
Daily management fee		7,200
Container Vessels of more than TEU 13,000
Subsequent Event [Line Items]
Daily management fee		$ 8,500
Subsequent Event | Ultra-Handymax Vessels
Subsequent Event [Line Items]
Daily management fee	$ 4,100
Subsequent Event | Panamax Vessels
Subsequent Event [Line Items]
Daily management fee	4,200
Subsequent Event | Capesize Vessels
Subsequent Event [Line Items]
Daily management fee	5,250
Subsequent Event | Container Vessels of TEU 6,800
Subsequent Event [Line Items]
Daily management fee	6,700
Subsequent Event | Container Vessels of more than TEU 8,000
Subsequent Event [Line Items]
Daily management fee	7,400
Subsequent Event | Container Vessels of more than TEU 13,000
Subsequent Event [Line Items]
Daily management fee	$ 8,750